Revenue (Tables)	6 Months Ended
Jun. 30, 2022
Text block [abstract]
Schedule of Revenue Disaggregation
For the
six-
and three-month periods ended June 30, 2022 and 2021, the revenues were as follows:

A.	Revenue disaggregation

For the six-month period ended June 30,	Exploration and Production		Industrial Transformation	Logistics	DPRLP (1)	Trading Companies	Corporate	Other operating Subsidiary Companies	Total

Geographical market
2022
United States	Ps.	206,219,194	—	—	127,505,427	125,401,036	—	980,535	460,106,192
Other		68,066,246	—	—	—	4,147,571	—	3,047,940	75,261,757
Europe		33,875,463	—	—	—	2,326,347	—	—	36,201,810
Local		193,561	544,213,875	755,518	—	38,975,665	528	6,333,962	590,473,109

Total	Ps.	308,354,464	544,213,875	755,518	127,505,427	170,850,619	528	10,362,437	1,162,042,868

2021
United States	Ps.	116,938,407	—	—	—	100,998,666	—	1,468,491	219,405,564
Other		59,263,824	—	—	—	7,778,714	—	326,755	67,369,293
Europe		30,426,403	—	—	—	1,396,721	—	—	31,823,124
Local		120,745	318,611,979	1,407,366	—	22,839,159	1,057	3,410,585	346,390,891

Total	Ps.	206,749,379	318,611,979	1,407,366	—	133,013,260	1,057	5,205,831	664,988,872

Major products and services
2022
Crude oil	Ps.	308,160,903	—	—	—	—	—	—	308,160,903
Gas		137,569	64,589,228	—	4,592,291	49,777,615	—	—	119,096,703
Refined petroleum products		—	467,335,043	—	61,044,103	117,463,434	—	—	645,842,580
Other		—	11,746,730	—	61,031,658	2,540,530	—	10,356,048	85,674,966
Services		55,992	542,874	755,518	837,375	1,069,040	528	6,389	3,267,716

Total	Ps.	308,354,464	544,213,875	755,518	127,505,427	170,850,619	528	10,362,437	1,162,042,868

2021
Crude oil	Ps .	206,628,634	—	—	—	23,138	—	—	206,651,772
Gas		77,983	54,278,836	—	—	33,823,129	—	—	88,179,948
Refined petroleum products		—	257,013,275	—	—	96,880,359	—	—	353,893,634
Other		—	7,145,299	—	—	1,854,931	—	5,199,561	14,199,791
Services		42,762	174,569	1,407,366	—	431,703	1,057	6,270	2,063,727

Total	Ps.	206,749,379	318,611,979	1,407,366	—	133,013,260	1,057	5,205,831	664,988,872

Timing of revenue recognition
2022
Products transferred at a point in time	Ps.	308,298,472	515,739,154	755,518	126,668,052	169,781,579	—	10,356,048	1,131,598,823
Products and services transferred over the time		55,992	28,474,721	—	837,375	1,069,040	528	6,389	30,444,045

Total	Ps.	308,354,464	544,213,875	755,518	127,505,427	170,850,619	528	10,362,437	1,162,042,868

2021
Products transferred at a point in time	Ps.	206,706,617	288,421,474	1,407,366	—	132,581,557	—	5,199,561	634,316,575
Products and services transferred over the time		42,762	30,190,505		—	431,703	1,057	6,270	30,672,297

Total	Ps.	206,749,379	318,611,979	1,407,366	—	133,013,260	1,057	5,205,831	664,988,872

(1)	Beginning January 20, 2022, DPRLP information is now included as a separate business segment.

For the three-month period ended June 30,	Exploration and Production		Industrial Transformation	Logistics	DPRLP (1)	Trading Companies	Corporate	Other operating Subsidiary Companies	Total
Geographical market
2022
United States	Ps.	112,342,310	—	—	74,112,073	66,505,495	—	151,366	253,111,244
Other		45,308,316	—	—	—	1,893,484	—	178,370	47,380,170
Europe		18,698,464	—	—	—	583,036	—	—	19,281,500
Local		98,750	308,047,814	332,289	—	22,436,981	221	4,559,365	335,475,420

Total	Ps.	176,447,840	308,047,814	332,289	74,112,073	91,418,996	221	4,889,101	655,248,334

2021
United States	Ps.	65,399,780	—	—	—	52,701,405	—	600,467	118,701,652
Other		30,939,903	—	—	—	3,378,230	—	323,953	34,642,086
Europe		15,757,994	—	—	—	751,042	—	—	16,509,036
Local		71,856	161,639,800	739,964	—	12,725,685	454	2,405,182	177,582,941

Total	Ps.	112,169,533	161,639,800	739,964	—	69,556,362	454	3,329,602	347,435,715

Major products and services
2022
Crude oil	Ps.	176,349,089	—	—	—	(545,108)	—	—	175,803,981
Gas		52,918	33,842,246	—	4,592,291	27,766,467	—	—	66,253,922
Refined petroleum products		—	266,504,836	—	43,645,022	63,577,862	—	—	373,727,720
Other		—	7,460,356	—	25,884,765	155,005	—	4,885,945	38,386,071
Services		45,833	240,376	332,289	(10,005)	464,770	221	3,156	1,076,640

Total	Ps.	176,447,840	308,047,814	332,289	74,112,073	91,418,996	221	4,889,101	655,248,334

2021
Crude oil	Ps.	112,097,678	—	—	—	23,138	—	—	112,120,816
Gas		45,526	17,821,932	—	—	11,192,713	—	—	29,060,171
Refined petroleum products		—	140,055,179	—	—	56,622,301	—	—	196,677,480
Other		—	3,633,000	—	—	1,525,459	—	3,303,411	8,461,870
Services		26,329	129,689	739,964	—	192,751	454	26,191	1,115,378

Total	Ps.	112,169,533	161,639,800	739,964	—	69,556,362	454	3,329,602	347,435,715

Timing of revenue recognition
2022
Products transferred at a point in time	Ps.	176,402,007	289,615,664	332,289	74,122,078	90,954,226	—	4,885,944	636,312,208
Products and services transferred over the time		45,833	18,432,150	—	(10,005)	464,770	221	3,157	18,936,126

Total	Ps.	176,447,840	308,047,814	332,289	74,112,073	91,418,996	221	4,889,101	655,248,334

2021
Products transferred at a point in time	Ps.	112,143,204	153,461,053	739,964	—	69,363,611	—	3,303,411	339,011,243
Products and services transferred over the time		26,329	8,178,747	—	—	192,751	454	26,191	8,424,472

Total	Ps.	112,169,533	161,639,800	739,964	—	69,556,362	454	3,329,602	347,435,715

(1)	Beginning January 20, 2022, DPRLP information is now included as a separate business segment.